EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - CAD / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Number of shares issued	397	373
Effect of shares issued (in shares)	25	8
Effect of conversion of convertible debentures (in shares)	1	0
Effect of shares issued under dividend reinvestment plan (in shares)	3	7
Weighted average number of common shares at December 31 (basic) (in shares)	426	388
Dilutive effect of debentures converted (in shares)	4	0
Dilutive effect of share options on issue (in shares)	2	1
Weighted average number of common shares at December 31 (diluted) (in shares)	432	389
Basic earnings per common share (in CAD per share)	CAD 1.89	CAD 1.02
Diluted earnings per common share (in CAD per share)	CAD 1.88	CAD 1.01